Intangible Assets, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning of period	R$ 74,628
End of period	150,530	R$ 74,628
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning of period	81,334	60,085
Additions: internal development	36,849	21,182
Acquisitions	87	67
Acquired from business combination		0
Transfer	55,074
End of period	173,344	81,334
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning of period	(6,706)	(562)
Amortization	(16,108)	(6,144)
End of period	(22,814)	(6,706)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning of period	24,854
End of period	73,596	24,854
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning of period	24,854	24,854
Additions: internal development	0	0
Acquisitions	0	0
Acquired from business combination		0
Transfer	48,742
End of period	73,596	24,854
Goodwill | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning of period	0	0
Amortization	0	0
End of period	0	0
Software
Disclosure of detailed information about intangible assets [line items]
Beginning of period	5,843
End of period	8,902	5,843
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning of period	7,186	5,047
Additions: internal development	0	3,000
Acquisitions	87	67
Acquired from business combination		(928)
Transfer	4,120
End of period	11,393	7,186
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning of period	(1,343)	(474)
Amortization	(1,148)	(869)
End of period	(2,491)	(1,343)
Brands
Disclosure of detailed information about intangible assets [line items]
Beginning of period	8,633
End of period	8,340	8,633
Brands | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning of period	8,823	8,823
Additions: internal development	0	0
Acquisitions	0	0
Acquired from business combination		0
Transfer	0
End of period	8,823	8,823
Brands | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning of period	(190)	(14)
Amortization	(293)	(176)
End of period	(483)	(190)
Contract with customers
Disclosure of detailed information about intangible assets [line items]
Beginning of period	6,924
End of period	8,308	6,924
Contract with customers | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning of period	7,237	7,237
Additions: internal development	0	0
Acquisitions	0	0
Acquired from business combination		0
Transfer	2,212
End of period	9,449	7,237
Contract with customers | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning of period	(313)	(74)
Amortization	(828)	(239)
End of period	(1,141)	(313)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning of period	28,374
End of period	51,384	28,374
Development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning of period	33,234	14,124
Additions: internal development	36,849	18,182
Acquisitions	0	0
Acquired from business combination		(928)
Transfer	0
End of period	70,083	33,234
Development costs | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning of period	(4,860)	0
Amortization	(13,839)	(4,860)
End of period	R$ (18,699)	R$ (4,860)